Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management [Abstract]
Interest-bearing Financial Instruments
As at the balance sheet date, the interest rate profile of interest-bearing financial instruments, as reported to the management, was as follows:

	Nominal amount
	2025 US$’000	2024 US$’000	2023 US$’000
Interest bearing financial instruments
Financial assets	59,845	64,133	69,626
Financial liabilities	1,122,976	1,122,249	1,251,990
Effect of interest rate swaps	(394,760)	(506,197)	(1,005,586)
	788,061	680,185	316,030

Age Analysis of Trade Receivables and Contract Assets
The age analysis of trade receivables and contract assets is as follows:

	2025 US$’000	2024 US$’000	2023 US$’000
Current (not past due)	93,445	199,076	312,744
Past due 0 to 3 months	182,364	68,653	86,920
Past due for more than 3 months	111,026	136,284	108,178
Less: Allowance for impairment	—	—	—
	386,835	404,013	507,842

Financial Liabilities Based on Contractual Undiscounted Cash Flows
The maturity profile of the Group’s financial liabilities based on contractual undiscounted cash flows is as follows:

	Less than 1 year US$’000	Between 1 and 2 years US$’000	Between 2 and 5 years US$’000	Over 5 years US$’000
At 31 December 2025
Trade and other payables, and provisions[1]	350,735	—	—	—
Derivative financial instruments	163	—	—	—
Interest payments arising from financing activities	56,041	47,863	105,369	38,083
Borrowings	186,154	92,777	324,853	451,670
Sale and leaseback liabilities and other lease liabilities	27,811	10,262	29,115	7,731
	620,904	150,902	459,337	497,484

	Less than 1 year US$’000	Between 1 and 2 years US$’000	Between 2 and 5 years US$’000	Over 5 years US$’000
At 31 December 2024
Trade and other payables, and provisions[1]	312,839	—	—	—
Derivative financial instruments	1,939	—	—	—
Interest payments arising from financing activities	55,598	33,239	53,365	15,659
Borrowings	253,803	231,878	92,550	-
Sale and leaseback liabilities and other lease liabilities	84,029	48,834	146,842	269,773
	708,208	313,951	292,757	285,432

	Less than 1 year US$’000	Between 1 and 2 years US$’000	Between 2 and 5 years US$’000	Over 5 years US$’000
At 31 December 2023
Trade and other payables, and provisions[1]	385,478	—	—	—
Derivative financial instruments	276	—	—	—
Interest payments arising from financing activities	60,437	50,567	78,168	31,528
Borrowings	175,900	148,090	228,992	24,386
Sale and leaseback liabilities and other lease liabilities	94,071	79,666	198,617	354,043
	716,162	278,323	505,777	409,957

[1]	Excluding provisions

Financial Assets Measured at Fair Value
The following tables present assets and liabilities recognised and measured at fair value and classified by level of the following fair value measurement hierarchy:

(1)	quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);

(2)	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2); and

(3)	inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

	Carrying amount					Fair value
	Note	Fair value hedging instruments/ Mandatorily at FVTPL - others US$’000	Financial assets at amortised cost US$’000	FVOCI – equity instruments US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2025
Financial assets measured at fair value
Loans receivable from joint venture	9	7,046	—	—	7,046	—	—	7,046	7,046
Forward foreign exchange contracts	8	267	—	—	267	—	267	—	267
Forward freight agreements	8	590	—	—	590	—	590	—	590
Interest rate swaps used for hedging	8	8,007	—	—	8,007	—	8,007	—	8,007
Other investments		—	—	297,581	297,581	284,981	—	12,600	297,581
		15,910	—	297,581	313,491
Financial assets not measured at fair value
Loans receivable from joint ventures	9	—	52,799	—	52,799
Trade and other receivables, and prepayments[1]	12	—	450,087	—	450,087
Restricted cash	13	—	10,000	—	10,000
Cash at bank and on hand	13	—	103,609	—	103,609
Cash retained in the commercial pools	13	—	88,966	—	88,966
		—	705,461	—	705,461

[1]	Excluding prepayments

		Carrying amount				Fair value
	Note	Fair value hedging instruments/ Mandatorily at FVTPL - others US$’000	Financial assets at amortised cost US$’000	FVOCI- equity instrument US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2024
Financial assets measured at fair value
Forward freight agreements	8	1,690	—	—	1,690	—	1,690	—	1,690
Interest rate swaps used for hedging	8	22,935	—	—	22,935	—	22,935	—	22,935
Interest rate caps	8	—	—	—	—	—	—	—	—
Other investments		—	—	23,069	23,069	—	—	23,069	23,069
		24,625	—	23,069	47,694

Financial assets not measured at fair value
Loans receivable from joint ventures	9	—	64,133	—	64,133
Trade and other receivables, and prepayments[1]	12	—	487,677	—	487,677
Restricted cash	13	—	13,542	—	13,542
Cash at bank and on hand	13	—	195,271	—	195,271
Cash retained in the commercial pools	13	—	88,297	—	88,297
		—	848,920	—	848,920

[1]	Excluding prepayments

	Carrying amount					Fair value
	Note	Fair value hedging instruments/ Mandatorily at FVTPL - others US$’000	Financial assets at amortised cost US$’000	FVOCI- equity instrument US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2023
Financial assets measured at fair value
Forward foreign exchange contracts	8	449	—	—	449	—	449	—	449
Forward freight agreements	8	1,512	—	—	1,512	—	1,512	—	1,512
Interest rate swaps used for hedging	8	45,964	—	—	45,964	—	45,964	—	45,964
Other investments		—	—	23,953	23,953	—	—	23,953	23,953
		47,925	—	23,953	71,878
Financial assets not measured at fair value
Loans receivable from joint ventures	9	—	69,626	—	69,626
Trade and other receivables, and prepayments[1]	12	—	568,436	—	568,436
Restricted cash	13	-	13,381	-	13,381
Cash at bank and on hand	13	—	141,621	—	141,621
Cash retained in the commercial pools	13	—	80,900	—	80,900
		—	873,964	—	873,964

[1]	Excluding prepayments

Financial Liabilities Measured at Fair Value
The following tables present assets and liabilities recognised and measured at fair value and classified by level of the following fair value measurement hierarchy:

(1)	quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);

(2)	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2); and

(3)	inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

	Carrying amount				Fair value
	Note	Fair value – hedging instruments US$’000	Other financial liabilities US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2025
Financial liabilities measured at fair value
Forward foreign exchange contract	8	(163)	—	(163)	—	(163)	—	(163)
Financial liabilities not measured at fair value
Bank borrowings	16	—	(1,048,125)	(1,048,125)
Sale and leaseback liabilities and other lease liabilities	16	—	(74,851)	(74,851)
Trade and other payables, and provisions[2]	17	—	(350,735)	(350,735)
		—	(1,473,711)	(1,473,711)

[2]	Excluding provisions

		Carrying amount			Fair value
	Note	Fair value – hedging instruments US$’000	Other financial liabilities US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2024
Financial liabilities measured at fair value
Forward foreign exchange contracts	8	(1,048)	—	(1,048)	—	(1,048)	—	(1,048)
Forward freight agreements	8	(891)	—	(891)	—	(891)	—	(891)
		(1,939)	—	(1,939)
Financial liabilities not measured at fair value
Bank borrowings	16	—	(575,376)	(575,376)
Sale and leaseback liabilities and other lease liabilities	16	—	(546,873)	(546,873)
Trade and other payables, and provisions[2]	17	—	(312,839)	(312,839)
		—	(1,435,088)	(1,435,088)

[2]	Excluding provisions

		Carrying amount			Fair value
	Note	Fair value – hedging instruments US$’000	Other financial liabilities US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2023
Financial liabilities measured at fair value
Forward freight agreements	8	(276)	—	(276)	—	(276)	—	(276)
Financial liabilities not measured at fair value
Bank borrowings	16	—	(572,511)	(572,511)
Sale and leaseback liabilities and other lease liabilities	16	—	(679,479)	(679,479)
Trade and other payables, and provision[2]	17	—	(385,478)	(385,478)
		—	(1,637,468)	(1,637,468)

[2]	Excluding provisions

Fair value of investments in equity instruments	The Group has elected to designate these other investments at FVOCI. The fair value of the Group’s investments in equity instruments are as follows:

	2025 US$’000	2024 US$’000	2023 US$’000
Investment in ZeroNorth A/S (formerly known as Alpha Ori Technology Holdings Pte Ltd “Alpha Ori”)	2,344	2,344	3,428
Investment in Diginex Solutions (HK) Limited (“Diginex”)	7,806	525	525
Investment in Clean Hydrogen Works, LA-1, LLC (“CHW-LA1”)	10,054	20,000	20,000
Investment in Vanguard Tech, Inc. (“Vanguard”)	200	200	—
Investment in TORM plc (“TORM”)	277,177	—	—
	297,581	23,069	23,953

Reconciliation from investment in unquoted equity instruments
The following table shows a reconciliation from the opening balance to the closing balance of the Group’s investment in unquoted equity instruments measured at Level 3 fair value:

	2025 US$’000	2024 US$’000	2023 US$’000
Opening balance	23,069	23,953	3,825
Acquisition of equity investments at FVOCI	—	862	10,408
Conversion of debt into equity	36	—	—
Equity investments at FVOCI – net change in fair value (unrealised)	(2,699)	1,186	9,720
Disposal of other investments	—	(2,932)	—
Transfer from Level 3 to Level 1	(7,806)	—	—
Closing balance	12,600	23,069	23,953

Loans receivable from a joint venture measured at Level 3 fair value
The following table shows a reconciliation from the opening balance to the closing balance of the Group’s loans receivable from a joint venture measured at Level 3 fair value:

	2025 US$’000	2024 US$’000	2023 US$’000
Opening balance	—	—	—
Issuance of convertible loan notes to a joint venture	7,046	—	—
Closing balance	7,046	—	—